Schedule of Investments (unaudited) March 31, 2024	BlackRock EuroFund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Belgium — 2.2%
Azelis Group NV	31,335	$661,866
KBC Group NV	24,529	1,838,991

		2,500,857

Denmark — 1.2%
DSV A/S	8,060	1,310,190

Finland — 1.4%
Metso OYJ	138,715	1,647,777

France — 28.5%
Airbus SE	20,955	3,860,514
Capgemini SE	6,179	1,421,854
Cie de Saint-Gobain SA	24,429	1,896,025
Hermes International SCA	1,781	4,551,845
Legrand SA	6,250	661,855
L’Oreal SA	3,587	1,698,701
LVMH Moet Hennessy Louis Vuitton SE	8,742	7,866,017
Safran SA	16,363	3,705,756
Sartorius Stedim Biotech	3,115	888,480
TotalEnergies SE	39,883	2,743,527
Vinci SA	25,243	3,239,398

		32,533,972

Germany — 20.0%
Beiersdorf AG	11,215	1,632,871
Commerzbank AG	112,081	1,540,462
CTS Eventim AG & Co. KGaA	13,243	1,177,473
Merck KGaA	10,754	1,896,310
MTU Aero Engines AG, Class N	14,842	3,764,317
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	5,910	2,884,910
SAP SE	28,651	5,578,890
Siemens AG, Class N, Registered Shares	22,682	4,330,875

		22,806,108

Ireland — 1.7%
AIB Group PLC	370,733	1,882,003

Italy — 8.8%
Davide Campari-Milano NV	84,293	847,142
Ferrari NV	7,108	3,099,339
Moncler SpA	22,189	1,655,759
UniCredit SpA	115,360	4,381,290

		9,983,530

Netherlands — 15.7%
ASM International NV	6,098	3,734,428

Security	Shares	Value

Netherlands (continued)
ASML Holding NV	10,466	$10,146,379
BE Semiconductor Industries NV	9,739	1,491,806
IMCD NV	14,512	2,554,257

		17,926,870

Singapore — 1.6%
STMicroelectronics NV	41,964	1,806,058

Spain — 3.7%
Banco Bilbao Vizcaya Argentaria SA	168,625	2,008,069
CaixaBank SA	463,563	2,249,474

		4,257,543

Sweden — 0.5%
Beijer Ref AB, Class B	40,093	595,297

United Kingdom — 2.6%
Allfunds Group PLC	63,828	460,319
RELX PLC	58,719	2,532,282

		2,992,601

United States — 11.3%
Linde PLC	7,736	3,591,980
Sanofi SA	20,624	2,006,394
Schneider Electric SE	26,199	5,922,975
Stellantis NV	46,673	1,325,934

		12,847,283

Total Long-Term Investments — 99.2% (Cost: $70,447,743)		113,090,089

Short-Term Securities

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(a)(b)	3,142,805	3,144,062
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(b)	507,959	507,959

Total Short-Term Securities — 3.2% (Cost: $3,652,335)		3,652,021

Total Investments — 102.4% (Cost: $74,100,078)		116,742,110
Liabilities in Excess of Other Assets — (2.4)%		(2,740,427)

Net Assets — 100.0%		$114,001,683

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock EuroFund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$3,144,376	(a)	$—	$—	$(314)	$3,144,062	3,142,805	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	467,555	40,404	(a)	—	—	—	507,959	507,959	17,658		—
SL Liquidity Series, LLC, Money Market Series(b)	—	326	(a)	—	(326)	—	—	—	230	(c)	—

					$(326)	$(314)	$3,652,021		$17,888		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Belgium	$—	$2,500,857	$—	$2,500,857
Denmark	—	1,310,190	—	1,310,190
Finland	—	1,647,777	—	1,647,777
France	—	32,533,972	—	32,533,972
Germany	—	22,806,108	—	22,806,108
Ireland	—	1,882,003	—	1,882,003
Italy	—	9,983,530	—	9,983,530
Netherlands	—	17,926,870	—	17,926,870
Singapore	—	1,806,058	—	1,806,058
Spain	—	4,257,543	—	4,257,543
Sweden	—	595,297	—	595,297
United Kingdom	—	2,992,601	—	2,992,601
United States	3,591,980	9,255,303	—	12,847,283

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock EuroFund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,652,021	$—	$—	$3,652,021

	$7,244,001	$109,498,109	$—	$116,742,110

Portfolio Abbreviation

SCA	Societe en Commandite par Actions

S C H E D U L E O F I N V E S T M E N T S	3